Trade and Other Receivables (Details) - Schedule of Trade and Other Receivables - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Trade And Other Receivables Abstract
Trade accounts receivable	$ 294,021	$ 720,085	$ 29,457
Sales taxes receivable	19,020	91,416	212,900
Other receivables	$ 344,527	424,118
Trade and other current receivables total		$ 1,235,619	$ 242,357